Cover	May 20, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2022
Entity File Number	001-39410
Entity Registrant Name	CC Neuberger Principal Holdings II
Entity Central Index Key	0001812667
Entity Tax Identification Number	98-1545419
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	58th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	355-5515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	PRPB.U
Security Exchange Name	NYSE
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PRPB
Security Exchange Name	NYSE
Redeemable Warrants [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PRPB WS
Security Exchange Name	NYSE